EQ ADVISORS TRUSTSM

SUPPLEMENT DATED FEBRUARY 21, 2014 TO THE PROSPECTUS DATED MAY 1, 2013, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated May 1, 2013, as supplemented of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding a new investment sub-adviser (“Adviser”) for the EQ/International Core PLUS Portfolio (“International Core PLUS Portfolio”); the EQ/Large Cap Core PLUS Portfolio (“Large Cap Core PLUS Portfolio”) and the EQ/Large Cap Value PLUS Portfolio (“Large Cap Value PLUS”).

Information Regarding

EQ/International Core PLUS Portfolio

Effective on or about May 1, 2014, AXA Equitable Funds Management Group, LLC, as the Investment Manager of the Trust and with the approval of the Trust’s Board of Trustees, will add EARNEST Partners, LLC as Adviser to the Active Allocated Portion of the International Core PLUS Portfolio with WHV Investment Management and its affiliate Hirayama Investments, LLC; and Massachusetts Financial Services Company d/b/a MFS Investment Management.

Information in the “Who Manages the Portfolio – Adviser” section of the Prospectus with respect to the International Core PLUS Portfolio is revised to include the following information regarding EARNEST Partners:

Adviser: EARNEST Partners, LLC (“EARNEST Partners”) appointment effective on or about May 1, 2014

Portfolio Managers: Beginning on or about May 1, 2014, the individual primarily responsible for the management of a portion of the Active Allocated Portion of the Portfolio is:

Name	Title	Date Began Managing the Portfolio
Paul Viera	Chief Executive Officer and Partner of EARNEST Partners	May 2014

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Information Regarding

EQ/Large Cap Core PLUS Portfolio

Effective on or about May 1, 2014, AXA Equitable Funds Management Group, LLC (“FMG LLC”), as the Investment Manager of the Trust and with the approval of the Trust’s Board of Trustees, will add Thornburg Investment Management, Inc. as Adviser to the Active Allocated Portion of the Large Cap Core PLUS Portfolio with Institutional Capital LLC and Capital Guardian Trust Company.

Information in the “Who Manages the Portfolio – Adviser” section of the Prospectus with respect to the Large Cap Core PLUS Portfolio is revised to include the following information regarding Thornburg:

Adviser: Thornburg Investment Management, Inc. (“Thornburg”) appointment effective on or about May 1, 2014

Portfolio Managers: Beginning on or about May 1, 2014, the members of the team that are jointly primarily responsible for the management of a portion of the Active Allocated Portion of the Portfolio are:

Name	Title	Date Began Managing the Portfolio
Connor Browne, CFA	Co-Portfolio Manager and Managing Director of Thornburg	May 2014
Robin MacDonald, CFA	Co-Portfolio Manager and Managing Director of Thornburg	May 2014

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Information Regarding

EQ/Large Cap Value PLUS Portfolio

Effective on or about May 1, 2014, AXA Equitable Funds Management Group, LLC (“FMG LLC”), as the Investment Manager of the Trust and with the approval of the Trust’s Board of Trustees, will add Massachusetts Financial Services Company d/b/a MFS Investment Management as Adviser to the Active Allocated Portion of the Large Cap Value PLUS Portfolio with AllianceBernstein L.P. and BlackRock Investment Management, LLC.

Information in the “Who Manages the Portfolio – Adviser” section of the Prospectus with respect to the Large Cap Value PLUS Portfolio is revised to include the following information regarding MFS:

Adviser: Massachusetts Financial Services Company d/b/a MFS Investment Management. (“MFS”) appointment effective on or about May 1, 2014

Portfolio Managers: Beginning on or about May 1, 2014, the members of the team that are jointly primarily responsible for the management of a portion of the Active Allocated Portion of the Portfolio are:

Name	Title	Date Began Managing the Portfolio
Nevin P. Chitkara	Investment Officer and Portfolio Manager of MFS	May 2014
Steven R. Gorham	Investment Officer and Portfolio Manager of MFS	May 2014

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Information regarding EARNEST Partners, LLC contained in the section of the Prospectus entitled “Management of the Trust – The Advisers” is hereby deleted in its entirety and replaced with the following information

EARNEST Partners, LLC (“EARNEST Partners”), 1180 Peachtree Street, NE, Atlanta, Georgia, 30309, is an employee-owned Atlanta-based investment adviser. EARNEST Partners is owned approximately 87% by Westchester Limited, LLC and 13% by EP Partner Pool, LLC. EARNEST Partners is the Adviser to the Active Allocated Portion of the EQ/Emerging Markets Equity PLUS Portfolio. Effective on or about May 1, 2014, EARNEST Partners also will serve as an Adviser to a portion of the Active Allocated Portion of the EQ/International Core PLUS Portfolio. As of December 31, 2013, EARNEST had approximately $24.9 billion in assets under management.

Paul Viera, Chief Executive Officer and Partner of EARNEST, is primarily responsible for the day-to-day management of the Active Allocated Portion of the EQ/Emerging Markets Equity PLUS Portfolio. Beginning May 1, 2014, Mr. Viera also will be responsible for the day-to-day management of a portion of the Active Allocated Portion of the EQ/International Core PLUS Portfolio. He was previously a Vice President at Bankers Trust in both New York and London. He later joined Invesco where he became a Global Partner and senior member of its Investment Team. Mr. Viera is a member of the Council on Foreign Relations and the Atlanta Society of Financial Analysts. He has over 25 years of investment experience.

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Information regarding Thornburg is added to the section of the Prospectus entitled “Management of the Trust – The Advisers”:

Thornburg Investment Management, Inc. (“Thornburg”), 2300 North Ridgetop Road, Santa Fe, New Mexico, 87506. Effective on or about May 1, 2014, Thornburg will serve as an Adviser to a portion of the Active Allocated Portion of the EQ/Large Cap Core PLUS Portfolio. Thornburg is an employee owned investment management firm. H. Garrett Thornburg, Jr. is the controlling shareholder of Thornburg. As of December 31, 2013, Thornburg had approximately $94.4 billion in assets under management.

Connor Browne, CFA® and Robert MacDonald, CFA®, beginning on or about May 1, 2013, will be primarily responsible for day-to-day management of a portion of the Active Allocated Portion of the Portfolio.

Connor Browne, CFA®, joined Thornburg in August 2001 as an Associate Portfolio Manager and has had portfolio management responsibilities since that time. In 2006, Mr. Browne became Co-Portfolio Manager and Managing Director.

Robert MacDonald, CFA®, joined Thornburg in October 2007 as Associate Portfolio Manager and has had portfolio management responsibilities since he joined the firm.

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The first paragraph in the section of the Prospectus entitled “Management of the Trust – The Advisers – Massachusetts Financial Services Company d/b/a MFS Investment Management” is hereby deleted in its entirety and replaced with the following information:

Massachusetts Financial Services Company d/b/a MFS Investment Management (“MFS”), 111 Huntington Avenue Boston, Massachusetts, serves as Adviser to the EQ/MFS International Growth Portfolio and to an portion of the Active Allocated Portion of the International Core PLUS Portfolio. Beginning or about May 1, 2014, MFS also will serve as an Adviser to a portion of the Active Allocated Portion of the EQ/Large Cap Value PLUS Portfolio. MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and founded the first mutual fund in the United States. As of December 31, 2013, the MFS organization had approximately $412 billion in assets under management. Nevin P. Chitkara and Steven R. Gorham beginning on or about May 1, 2014 will be jointly and primarily responsible for the day-to-day management of a portion of the Active Allocated Portion of the EQ/Large Cap Value PLUS Portfolio. David Antonelli and Kevin Dwan are primarily responsible for the day-to-day management of the EQ/MFS International Growth Portfolio and a portion of the Active Allocated Portion of the EQ/International Core PLUS Portfolio.

Nevin P. Chitkara is an Investment Officer and portfolio manager of MFS and has been employed in the investment area of MFS since 1997.

Steven R. Gorham is an Investment Officer and portfolio manager of MFS and has been employed in the investment area of MFS since 1992.